Employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Summary of employee benefits

Employee benefits are analyzed as follows:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Employee severance pay	4,936	5,895
Jubilee benefits	213	253
Other post-employment plans	979	699
Long term incentive plan	169	3,653
Stock grant plan	1,353	1,353
Other share-based compensation	665	—
Total employee benefits	8,315	11,853

Summary of group's liabilities for employee benefits

The Group’s liabilities for employee benefits are as follows:

	Trattamento Fine Rapporto	Jubilee Benefits	Beneficio por Retiro / Terminacion	Severance Payment Slovakia	Total
	(EUR thousand)
At January 1, 2021	5,791	239	552	30	6,612
Interest cost	18	2	29	1	50
Current service cost	402	27	95	7	531
Benefits paid	(476)	(13)	(32)	(13)	(534)
Actuarial Gains and Losses	160	(2)	(23)	15	150
Exchange rate differences	—	—	38	—	38
At December 31, 2021	5,895	253	659	40	6,847

Recognized in the consolidated income statement	419	28	123	8	579
Recognized in the other comprehensive income	160	—	(23)	15	151

At January 1, 2022	5,895	253	659	40	6,847
Interest cost	55	3	60	—	118
Current service cost	497	31	178	6	712
Benefits paid	(603)	(25)	(114)	(6)	(748)
Actuarial Gains and Losses	(908)	(49)	68	(1)	(890)
Exchange rate differences	—	—	89	—	89
At December 31, 2022	4,936	213	940	39	6,128

Recognized in the consolidated income statement	551	(16)	238	6	780
Recognized in the other comprehensive income	(908)	—	68	(1)	(841)

Summary of assumptions used for determining defined benefit obligations and quantitative impact

The principal assumptions used for determining the obligations under the plan described are as follows:

As at December 31, 2022

	Severance indemnity
	Italy	Germany	Mexico	Slovakia
Discount Rate %	3.77%	3.10%	9.25%	3.77%
Future salary increase %	0.50%	—	4.50%	6.00%
Inflation rate %	2.30%	—	3.50%	—

As at December 31, 2021

	Severance indemnity
	Italy	Germany	Mexico	Slovakia
Discount Rate %	0.98%	1.17%	9.75%	0.98%
Future salary increase %	0.50%	—	4.50%	6.00%
Inflation rate %	1.75%	—	3.50%	—

A quantitative sensitivity analysis for significant assumptions impacting defined benefits obligation as at December 31, 2022 and December 31, 2021 is reported as follows:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Turnover rate +1,00%	31	(58)
Turnover rate -1,00%	(34)	67
Inflation rate +0,25%	72	101
Inflation rate -0,25%	(70)	(98)
Annual discount rate +0,25%	(97)	(138)
Annual discount rate -0,25%	101	144

Summary of components of liabilities for long-term incentive plan, cash settled awards and stock grant plan

The Group’s liability for the Long-term Incentive plan is as follows:

	Long Term Incentive Plan 2020-2023	Total
	(EUR thousand)
At January 1, 2021	1,780	1,780
Interest cost	(7)	(7)
Current service cost	1,874	1,874
Actuarial Gains and Losses *	6	6
At December 31, 2021	3,653	3,653
Current service cost	63	63
Benefits paid	(928)	(928)
Actuarial Gains and Losses *	(2,619)	(2,619)
At December 31, 2022	169	169

*According to IAS 19, Actuarial Gains and Losses are recognized in profit or loss

The following table summarize the components of the cash settled awards obligation expense recognized in the statement of profit or loss and amounts recognized in the statement of financial position:

	Incentive plan 2012-2021	Incentive plan 2018-2022	Total
	(EUR thousand)
At January 1, 2021	13,338	7,995	21,333
Interest cost	(9)	(5)	(14)
Benefits paid	(7,919)	—	(7,919)
Actuarial Gains and Losses *	(3,299)	(7,533)	(10,832)
Transferred to SGP 2021-2027	(400)	—	(400)
Stocks granted	(1,711)	(457)	(2,168)
At December 31, 2021	—	—	—

*According to IAS 19, Actuarial Gains and Losses are recognized in profit or loss

The following table summarize the IAS 19 components of the obligation expense recognized in the statement of profit or loss and amounts recognized in the statement of financial position:

	Stock grant plan 2021-2027	Total
	(EUR thousand)
At January 1, 2021	—	—
Transfer from SOP 2012-2021	400	400
Interest cost	6	6
Current service cost	947	947
At December 31, 2021	1,353	1,353
Current service cost	—	—
At December 31, 2022	1,353	1,353